Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The Company reimburses one its related parties, Tiger Cloud LLC for management fees and administrative expenses incurred on behalf of the Company. Total fees under this arrangement were approximately $325,000 and $80,000 for the three months ended March 31, 2026 and 2025, respectively.

As of March 31, 2026 and December 31, 2025, the Company had a loan receivable of $1,083,460 which relates to funds loaned to VCV Digital Infrastructure Holdings to support its surety bond requirements. Specifically, One Blockchain provided funds for a commercial deposit (“CD”) in VCV Digital Solutions and to increase the LOC and surety bond. The loan is non-interest-bearing and is expected to be repaid based on contractual agreements between the parties. The Company considers the credit risk to be mitigated by the collateral value of the CD and the increased surety bond securing the loan. The Company evaluates the recoverability of loan receivables on an ongoing basis, considering factors such as the financial condition of the borrower and collateral value. As of March 31, 2026 and December 31, 2025, no allowance for credit losses has been recorded, as management believes the loan is fully recoverable.

As of March 31, 2026 and December 31, 2025, the Company had amounts due from related parties, net totaling $1,131,000 and $2,145,000, respectively, arising from operational activities. These amounts are expected to be settled in the normal course of business. As of March 31, 2026 related party receivables include $1,740,000 due from Tiger Cloud LLC partially offset by $609,000 due to VCV Digital Solutions LLC (“VCV Digital Solutions”). As of December 31, 2025, related party receivables include $1,640,000 due from Tiger Cloud LLC and $505,000 due from VCV Digital Solutions. These balances reflect transactions related to the Company’s ongoing business operations and financial arrangements with related entities.

12.	RELATED PARTY TRANSACTIONS

The Company reimbursed one of its members $523,000 in related party expenses with Tiger Cloud LLC for the year ended December 31, 2025, and $286,000 during the period from February 8, 2024 to December 31, 2024 (Successor) and $33,000 during the period from January 1, 2024 to February 7, 2024 (Predecessor) for selling, general, and administrative expenses made on behalf of the Company. For the year ended December 31, 2025, this included $284,000 in management fees and $239,000 of labor allocation expense. During the periods from February 8, 2024 to December 31, 2024 (Successor) and January 1, 2024 to February 7, 2024 (Predecessor) the entire expense was for management fees and none attributable to labor allocation expense.

As of December 31, 2025 (Successor), no amounts were due to the related party. As of December 31, 2024 (Successor), $334,000 was due to a related party and included in accounts payable.

As of December 31, 2025 (Successor) and 2024 (Successor), the Company had a loan receivable of $1,083,460 and $1,045,315, respectively, which relates to funds loaned to VCV Digital Infrastructure Holdings to support its surety bond requirements. Specifically, One Blockchain LLC provided funds for a commercial deposit (“CD”) in VCV Digital Solutions and to increase the LOC and surety bond. The loan is non-interest-bearing and is expected to be repaid based on contractual agreements between the parties. The Company considers the credit risk to be mitigated by the collateral value of the CD and the increased surety bond securing the loan. The Company evaluates the recoverability of loan receivables on an ongoing basis, considering factors such as the financial condition of the borrower and collateral value. As of December 31, 2025 (Successor) and 2024 (Successor), no allowance for credit losses has been recorded, as management believes the loan is fully recoverable.

As of December 31, 2024 (Successor), the Company had a related party loan payable with a balance of $18,750. This loan was repaid during the year ended December 31, 2025 (Successor), and the balance of related party loans payable was zero as of December 31, 2025 (Successor).

As of December 31, 2025 (Successor), the Company had accounts receivable from related parties totaling $2,144,506, arising from operational activities. These amounts are expected to be settled in the normal course of business. These related party receivables include $1,640,171 due from Tiger Cloud LLC and $504,335 due from VCV Digital Solutions. These balances reflect transactions related to the Company’s ongoing business operations and financial arrangements with related entities. As of December 31, 2024 (Successor), the Company had accounts receivable from related parties totaling $370,405. These related party receivables include $35,500 due from Atlas Cloud AI LLC, $39,558 due from Tiger AIDC LLC, $26,315 due from Tiger Cloud LLC, and $269,033 due from VCV Digital Solutions.